Note 13 - Warrants (Details) - Warrant Activity							12 Months Ended						1 Months Ended	7 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013 Class A Warrants [Member]	Dec. 31, 2012 Class A Warrants [Member]	Dec. 31, 2011 Class A Warrants [Member]	Dec. 31, 2013 Class B Warrants [Member]	Dec. 31, 2012 Class B Warrants [Member]	Dec. 31, 2011 Class B Warrants [Member]	Dec. 31, 2013 Class D Warrants [Member]	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]	Dec. 31, 2013 Class E Warrants [Member]	Dec. 31, 2012 Class E Warrants [Member]	Dec. 31, 2011 Class E Warrants [Member]	Feb. 25, 2013 Class F Warrants [Member]	Dec. 31, 2013 Class F Warrants [Member]	Dec. 31, 2013 Class F Warrants [Member]	Dec. 31, 2013 Class G Warrants [Member]	Jul. 31, 2013 Class H Warrants [Member]	Dec. 31, 2013 Class H Warrants [Member]	Dec. 31, 2013 Class I Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,106,627	1,106,627	1,106,627	1,106,627	1,106,627	1,106,627		1,950,167	4,235,160	3,576,737	3,576,737	3,576,737		300,000	300,000	1,503,409		1,988,095	1,043,646
Issued													2,000,000		2,000,000	1,503,409	1,988,095	1,988,095	1,043,646
Expired							(1,950,167)	(2,284,993)						(1,700,000)	(1,700,000)